Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

Baillie Gifford International Concentrated Growth Equities Fund

Baillie Gifford International Growth Fund

Supplement dated February 1, 2021 to the Prospectuses dated April 29, 2020 as revised from time to time

Effective immediately, the Prospectuses are revised as follows:

Baillie Gifford International Concentrated Growth Equities Fund

The second paragraph in the section titled “Principal Investment Strategies” under “Fund Summaries–Baillie Gifford International Concentrated Growth Fund” on page 35 of the Class K and Institutional Class Prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund may invest up to 20% of its net assets in common stocks and other equities of companies located in the U.S. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”) and in securities offerings that are not registered in the U.S.

The second paragraph in the section titled “Investment Strategies” under “Principal Investment Strategies–Baillie Gifford International Concentrated Growth Fund” on page 76 of the Class K and Institutional Class Prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund may invest up to 20% of its net assets in common stocks and other equities of companies located in the U.S. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs and in securities offerings that are not registered in the U.S. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of purchases of or redemptions from the Fund.

Baillie Gifford International Growth Fund

The second paragraph in the section titled “Principal Investment Strategies” under “Fund Summaries–Baillie Gifford International Growth Fund” on page 40 of the Class K and Institutional Class Prospectus and on page 23 of the Class 2-5 Prospectus is deleted in its entirety and replaced with the following:

Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

The Fund invests predominantly in securities issued by companies located in countries outside the U.S., including a range of developed and emerging market countries. The Fund may, however, invest up to 10% of its net assets in common stocks and other equities of companies located in the U.S. Under normal circumstances, the Fund invests in securities of issuers located in at least three countries outside the U.S. and typically maintains substantial exposure to emerging markets. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”) and in securities offerings that are not registered in the U.S. In selecting companies for investment, the portfolio managers generally consider issuers in both developed and emerging markets.

The second paragraph in the section titled “Investment Strategies” under “Principal Investment Strategies–Baillie Gifford International Growth Fund” on page 77 of the Class K and Institutional Class Prospectus and on page 38 of the Class 2-5 Prospectus is deleted in its entirety and replaced with the following:

The Fund invests predominantly in securities issued by companies located in countries outside the U.S., including a range of developed and emerging market countries. The Fund may, however, invest up to 10% of its net assets in common stocks and other equities of companies located in the U.S. Under normal circumstances, the Fund invests in securities of issuers located in at least three countries outside the U.S. and typically maintains substantial exposure to emerging markets. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs and in securities offerings that are not registered in the U.S. In selecting companies for investment, the portfolio managers generally consider issuers in both developed and emerging markets. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of purchases of or redemptions from the Fund.

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